AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2022
FILE NO. 333-23271
FILE NO. 811-08091

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 31 ☒
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 31   ☒
(CHECK APPROPRIATE BOX OR BOXES)

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
(Exact Name of Registrant)
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
(Name of Depositor)

751 BROAD STREET
NEWARK, NJ 07102
DEPOSITOR'S TELEPHONE NUMBER: (973) 802-6000
(Address and telephone number of Depositor’s principal executive offices)

MICHELE DRUMMEY
VICE PRESIDENT AND CORPORATE COUNSEL
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
280 TRUMBULL STREET
HARTFORD, CT 06103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b) of Rule 485
☒    on April 13, 2022 pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a) of Rule 485
☐    on May 1, 2022 pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 31 (“PEA No. 31”) to the Registration Statement on Form N-4, File No. 333-23271, of The Prudential Insurance Company of America and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 13, 2022, the effectiveness of Post-Effective Amendment No. 29, which was filed on December 17, 2021 (accession no. 0001034925-21-000017) and Post-Effective Amendment No. 30, which was filed February 10, 2022 (accession no. 0001034925-22-000006) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 29 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 11th day of March, 2022.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT (Registrant)

BY:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH
VICE PRESIDENT, PRODUCT DEVELOPMENT, THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA (Depositor)

BY:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH
VICE PRESIDENT, PRODUCT DEVELOPMENT, THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE
*
CHARLES F. LOWREY PRESIDENT, CEO, CHAIRMAN AND DIRECTOR
*
ROBERT M. FALZON VICE CHAIR AND DIRECTOR
*
THOMAS J. BALTIMORE DIRECTOR
*
GILBERT F. CASELLAS DIRECTOR

*
MARTINA HUND-MEJEAN DIRECTOR
*
WENDY ELIZABETH JONES DIRECTOR
*
KARL J. KRAPEK DIRECTOR
*
PETER R. LIGHTE DIRECTOR
*
GEORGE PAZ DIRECTOR
*
SANDRA PIANALTO DIRECTOR
*
CHRISTINE A. POON DIRECTOR
*
DOUGLAS A. SCOVANNER DIRECTOR
*
MICHAEL A. TODMAN DIRECTOR
*
KENNETH Y. TANJI EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

*
ROBERT D. AXEL SENIOR VICE PRESIDENT, CONTROLLER AND PRINCIPAL ACCOUNTING OFFICER

*By:
/s/ MICHELE DRUMMEY
MICHELE DRUMMEY (ATTORNEY-IN-FACT)